Property, Plant and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant, and Equipment Disclosure [Line Items]
Depreciation expenses	¥ 223,759	¥ 213,739	¥ 223,158
Amount due for purchase of property, plant and equipment	¥ 30,789	¥ 40,483